Transactions with Related Parties and Joint Operators (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions with Related Parties and Joint Operators [Abstract]
Payment amount	S/ 33.0
Short-term benefits		S/ 33.5	S/ 22.7